SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 21:-	SUBSEQUENT EVENTS

On February 15, 2024 the Company completed an underwritten public offering of 625,000 ordinary shares at a public offering price of $16.00 per share, for gross proceeds of $10,000,000, before deducting underwriting discounts and offering expenses.